Commitments and Contingencies	5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies [Line Items]
Commitments and Contingencies

10. Commitments and Contingencies

Leases

NextNav leases office space under a non-cancellable lease as well as site leases for towers and shelters under operating leases related to its network under construction. Site leases are entered into throughout the United States under which NextNav receives the rights to install equipment used to transmit its services over its licensed spectrum. The site leases include options to extend or terminate the lease. NextNav establishes the number of renewal option periods used in determining the operating lease term based upon its assessment at the inception of the operating lease of the number of option periods for which failure to renew the lease imposes a penalty in such amount that renewal appears to be reasonably certain. The option to renew may be automatic, at the option of NextNav or mutually agreed to between the landlord and NextNav. Rent expense is recognized on a straight line basis over the over the operating lease term.

Monthly rent expense includes any site related utility payments or other fees such as administrative or up-front fees contained in the lease agreements that are determinable upon execution of the lease agreement.

The future minimum payments under these operating lease agreements are as follows (in thousands):

For the Twelve Months Ended December 31,	(in thousands)
2021	5,004
2022	2,881
2023	1,958
2024	1,016
Thereafter	1,430

During the years ended December 31, 2020 and 2019, rent expense was $3.8 million and $3.4 million, respectively.

In the general course of business, The Company is involved in litigation and legal matters. Such matters are subject to many uncertainties and outcomes are not predictable with assurance. The Company accrues liabilities for such matters when it is probable that future expenditures will be made and such expenditures can be reasonably estimated. The Company does not believe that any such matters, individually or in the aggregate, will have a material adverse effect on our business, financial condition, results of operations, or cash flows. The Company does not believe that any such matters, individually or in the aggregate, will have a material adverse effect on our business, financial condition, results of operations, or cash flows.

Spartacus Acquisition Corp [Member]
Commitments and Contingencies [Line Items]
Commitments and Contingencies

Note 7 — Commitments & Contingencies

Registration Rights

The holders of (i) the founder shares, which were issued in a private placement prior to the closing of the IPO, (ii) Private Placement Warrants, which were issued in a private placement simultaneously with the closing of the IPO and the Class A common stock underlying such Private Placement Warrants and (iii) Private Placement Warrants that may be issued upon conversion of working capital loans (and the securities underlying such securities) will have registration rights to require the Company to register a sale of any of its securities held by them pursuant to a registration rights agreement to be signed prior to or on the effective date of the IPO. These holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company registers such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company, subject to certain limitations. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the IPO to purchase up to 3,000,000 additional Units to cover over-allotments, if any, at the price paid by the underwriters in the IPO. The underwriters were paid an underwriting discount of $0.20 per unit, or $4,000,000 upon the closing of the IPO. Additionally, a deferred underwriting discount of $0.35 per unit, or $7,000,000 in the aggregate will be payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. The underwriters did not exercise the over-allotment option, and on November 2, 2020, 750,000 founder shares were forfeited.

Note 7 — Commitments and Contingencies

Registration Rights

The holders of (i) the founder shares, which were issued in a private placement prior to the closing of the IPO, (ii) Private Placement Warrants, which were issued in a private placement simultaneously with the closing of the IPO and the Class A common stock underlying such Private Placement Warrants and (iii) Private Placement Warrants that may be issued upon conversion of working capital loans (and the securities underlying such securities) will have registration rights to require the Company to register a sale of any of its securities held by them pursuant to a registration rights agreement executed on October 15, 2020 and expected to be superseded by a new registration rights agreement to be entered into in connection with the initial Business Combination. In the new registration rights agreement, the holders of these securities will be entitled to certain demand rights and piggyback rights, subject to underwriter cutbacks and issuer blackout periods. Shelf will agree to pay certain fees and expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the IPO to purchase up to 3,000,000 additional Units to cover over-allotments, if any, at the price paid by the underwriters in the IPO. The underwriters were paid an underwriting discount of $0.20 per unit, or $4,000,000 upon the closing of the IPO. Additionally, a deferred underwriting discount of $0.35 per unit, or $7,000,000 in the aggregate will be payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. The underwriters did not exercise the over-allotment option, and on November 2, 2020, 750,000 founder shares were forfeited.